PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Provisions and Contingent Liabilities [Abstract]
Summary of Movement in Provisions

The following table summarizes the movement in provisions for the year ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total
As of December 31, 2024	5	4	1	—	10
Arising during the year	3	5	—	1	9
As of December 31, 2025	8	9	1	1	19
Non-current	—	9	—	—	9
Current	8	—	1	1	10
	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Total
As of December 31, 2023	3	3	2	8
Arising during the year	2	1	(1)	2
As of December 31, 2024	5	4	1	10
Non-current	—	4	—	4
Current	5	—	1	6